Liability For Unpaid Claims (Tables)	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Summary of Liability for Unpaid Claims and Claims Adjustment Expense

The Company’s liabilities for unpaid claims were as follows as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Balance, beginning of period	$170,629	$68,174
Incurred health care costs:
Current year	428,708	383,169
Prior years	11,364	268
Total claims incurred	$440,072	$383,437

Current year	(233,379)	(226,618)
Prior years	(120,821)	(56,220)
Total claims paid	$(354,200)	$(282,838)
Adjustments to other claims-related liabilities	726	1,856
Balance, end of year	$257,227	$170,629